OTHER (EXPENSE)/INCOME, NET (Details) - USD ($) $ in Millions	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Disclosure of Other Income and Expense [Abstract]
Foreign currency exchange loss, net	$ (5.9)	$ (55.2)
Other (expense)/income, net	0.8	0.7
Total other expenses, net	$ (5.1)	$ (54.5)